Related Party Transactions (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Apr. 10, 2014	Dec. 31, 2013	Dec. 31, 2012	May 29, 2013
Related Party Transactions (Textual)
Percentage represents the general partner's interest in income, losses and distributions			1.00%
Percentage represents the promotional interest of general partner of all distributable cash available for distribution after eight percent annual cumulative return to investors			20.00%
Percentage represents Limited Partners cumulative return compounded annually on capital contributions			8.00%
Description of management fee			Equal to or the greater of, (i) 2.5% per annum of the aggregate offering proceeds, or (ii) $125,000, payable monthly, until such time as an amount equal to at least 15% of the Partnership's Limited Partners' capital contributions have been returned to the Limited Partners, after which the monthly management fee will equal 100% of the management fee as initially calculated above, less 1% for each additional 1% of the Partnership's Limited Partners' capital contributions returned to them, such amounts are measured on the last day of each month. The management fee is paid regardless of the performance of the fund and will be adjusted in the future to reflect the equity raised. For the year ended December 31, 2013, the Partnership paid $875,000 in management fee expense which is recorded in management fee Investment Manager in the accompanying statements of operations.
Underwriting fee percentage of gross proceeds of offering			3.00%
Maximum percentage of capital contribution paid as allowance for organizational and offering cost			2.00%
Percentage of distributed distributable cash received by general partner			1.00%
Offering expenses					$ 225,468
Management fees - Investment Manager			875,000
General partnership interest in the fund			(9,119)	100
Subsidiaries [Member]
Related Party Transactions (Textual)
Due to Related Parties			10,797
Parent Company [Member]
Related Party Transactions (Textual)
Due to Related Parties				1,000
SQN AIF IV, GP LLC [Member]
Related Party Transactions (Textual)
Percentage represents the general partner's interest in income, losses and distributions			1.00%
Percentage represents the promotional interest of general partner of all distributable cash available for distribution after eight percent annual cumulative return to investors			20.00%
Percentage represents Limited Partners cumulative return compounded annually on capital contributions			8.00%
Description of management fee			Equal to or the greater of, (i) 2.5% per annum of the aggregate offering proceeds, or (ii) $125,000, payable monthly, until such time as an amount equal to at least 15% of the Fund's Limited Partners' capital contributions have been returned to the Limited Partners, after which the monthly management fee will equal 100% of the management fee as initially calculated above, less 1% for each additional 1% of the Fund's Limited Partners' capital contributions returned to them, such amounts are measured on the last day of each month. The management fee is paid regardless of the performance of the fund and will be adjusted in the future to reflect the equity raised.
Underwriting fee percentage of gross proceeds of offering			3.00%
Due to Related Parties			10,797
Maximum percentage of capital contribution paid as allowance for organizational and offering cost			2.00%
Offering expenses					225,468
Short term advances made to Investment Manager			275,000	75,000
Due from SQN Capital Corporation		(186,000)	374,500
Management fees - Investment Manager			875,000
Member's capital contributions	1,001,100
Due from SQN Capital Management, LLC		99,000	100,000	75,000
General partnership interest in the fund			100	100
Advances due from the Fund			$ 0	$ 1,000